Foreign Exchange Gain (Loss) and Other Income (Expenses) (Tables)	6 Months Ended
Jun. 30, 2025
Foreign Exchange Gain (Loss) and Other Income (Expenses)
Schedule of foreign exchange gain (loss) and other income (expenses)

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Foreign exchange (loss) gain	$(1.4)	$(7.3)	$4.4	$(8.4)
Gain (loss) on derivative financial instruments	5.7	(2.4)	5.6	(3.0)
Other expenses	(0.2)	(0.1)	(0.2)	—
	$4.1	$(9.8)	$9.8	$(11.4)